Condensed Statements of Operations (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Jet Token, Inc. [Member]
Stock based compensation	$ 1,407,044	$ 1,151,092	$ 6,492,653	$ 12,690,373